Cover	Jun. 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 09, 2022
Entity Registrant Name	Jones Lang LaSalle Income Property Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-51948
Entity Tax Identification Number	20-1432284
Entity Address, Postal Zip Code	60606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001314152
Entity Address, State or Province	IL
Entity Address, City or Town	Chicago
Entity Address, Address Line One	333 West Wacker Drive
Local Phone Number	897-4000
City Area Code	312